Net (Loss) Income Per Share (Tables)	12 Months Ended
Apr. 02, 2016
Earnings Per Share [Abstract]
Reconciliation of the numerators and denominators in the computation of basic and diluted net income (loss) per share
The following table sets forth the computation of basic and diluted net (loss) income per share (in thousands, except per share data):

	For Fiscal Year
	2016	2015	2014
Numerator:
Numerator for basic and diluted net (loss) income per share — net (loss) income available to common stockholders	$(28,845)	$196,303	$12,642
Denominator:
Denominator for basic net (loss) income per share — weighted average shares	141,937	90,477	70,499
Effect of dilutive securities:
Stock-based awards	—	2,734	1,520
Denominator for diluted net (loss) income per share — adjusted weighted average shares and assumed conversions	141,937	93,211	72,019
Basic net (loss) income per share	$(0.20)	$2.17	$0.18
Diluted net (loss) income per share	$(0.20)	$2.11	$0.18